Quarterly Holdings Report
for
Fidelity® Women's Leadership Fund
January 31, 2023
WLF-NPRT3-0423
1.9893109.103
Common Stocks - 97.9%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.1%
Entertainment - 1.9%
Netflix, Inc. (a)	3,969	1,404,470
The Walt Disney Co. (a)	10,349	1,122,763
		2,527,233
Interactive Media & Services - 1.4%
Alphabet, Inc. Class A (a)	6,480	640,483
Bumble, Inc. (a)	44,304	1,140,828
		1,781,311
Media - 1.8%
Cable One, Inc.	498	393,360
Interpublic Group of Companies, Inc.	54,842	1,999,539
		2,392,899
TOTAL COMMUNICATION SERVICES		6,701,443
CONSUMER DISCRETIONARY - 11.6%
Automobiles - 0.7%
General Motors Co.	24,508	963,655
Diversified Consumer Services - 1.3%
Adtalem Global Education, Inc. (a)	24,966	953,202
Bright Horizons Family Solutions, Inc. (a)	9,934	762,733
		1,715,935
Hotels, Restaurants & Leisure - 1.6%
Marriott International, Inc. Class A	7,062	1,230,059
Vail Resorts, Inc.	3,069	805,121
		2,035,180
Household Durables - 0.7%
Taylor Morrison Home Corp. (a)	24,928	892,422
Internet & Direct Marketing Retail - 1.8%
Amazon.com, Inc. (a)	12,814	1,321,508
Etsy, Inc. (a)	7,701	1,059,504
FSN E-Commerce Ventures Private Ltd.	2,754	4,635
		2,385,647
Multiline Retail - 0.6%
Kohl's Corp.	22,242	719,974
Specialty Retail - 2.9%
Best Buy Co., Inc.	8,551	758,645
Gap, Inc.	51,992	705,531
Lowe's Companies, Inc.	6,411	1,335,091
Williams-Sonoma, Inc.	7,735	1,043,761
		3,843,028
Textiles, Apparel & Luxury Goods - 2.0%
LVMH Moet Hennessy Louis Vuitton SE	1,111	969,876
PVH Corp.	6,855	616,265
Tapestry, Inc.	23,702	1,080,100
		2,666,241
TOTAL CONSUMER DISCRETIONARY		15,222,082
CONSUMER STAPLES - 4.7%
Beverages - 0.9%
The Coca-Cola Co.	20,465	1,254,914
Food & Staples Retailing - 0.5%
Albertsons Companies, Inc.	28,880	612,256
Food Products - 1.2%
The Hershey Co.	7,002	1,572,649
Household Products - 0.7%
The Clorox Co.	6,091	881,307
Personal Products - 1.4%
Estee Lauder Companies, Inc. Class A	4,601	1,274,845
Shiseido Co. Ltd.	12,097	628,754
		1,903,599
TOTAL CONSUMER STAPLES		6,224,725
ENERGY - 3.2%
Energy Equipment & Services - 0.3%
Tenaris SA	26,152	463,433
Oil, Gas & Consumable Fuels - 2.9%
EQT Corp.	13,915	454,603
Equinor ASA	22,955	699,592
Occidental Petroleum Corp.	13,848	897,212
Phillips 66 Co.	17,147	1,719,330
		3,770,737
TOTAL ENERGY		4,234,170
FINANCIALS - 13.5%
Banks - 4.6%
Bank of America Corp.	64,070	2,273,204
Citigroup, Inc.	15,881	829,306
First Horizon National Corp.	29,136	720,533
First United Corp.	19,718	383,318
Huntington Bancshares, Inc.	65,229	989,524
JPMorgan Chase & Co.	4,922	688,883
Starling Bank Ltd. Series D (a)(b)(c)	34,700	144,596
		6,029,364
Capital Markets - 4.5%
Franklin Resources, Inc.	24,500	764,400
Macquarie Group Ltd.	9,126	1,217,491
Morningstar, Inc.	5,272	1,280,463
MSCI, Inc.	1,076	571,959
NASDAQ, Inc.	35,204	2,118,929
		5,953,242
Insurance - 4.4%
Hartford Financial Services Group, Inc.	29,310	2,274,749
Marsh & McLennan Companies, Inc.	5,737	1,003,459
Progressive Corp.	18,517	2,524,793
		5,803,001
TOTAL FINANCIALS		17,785,607
HEALTH CARE - 11.5%
Biotechnology - 2.3%
Alnylam Pharmaceuticals, Inc. (a)	2,881	652,258
Vertex Pharmaceuticals, Inc. (a)	6,565	2,121,152
Zai Lab Ltd. ADR (a)	6,969	293,674
		3,067,084
Health Care Equipment & Supplies - 2.5%
Figs, Inc. Class A (a)	32,958	294,974
Hologic, Inc. (a)	29,580	2,406,925
Insulet Corp. (a)	1,495	429,543
Outset Medical, Inc. (a)	5,606	157,641
		3,289,083
Health Care Providers & Services - 2.1%
Cigna Corp.	5,361	1,697,668
Elevance Health, Inc.	2,157	1,078,478
		2,776,146
Life Sciences Tools & Services - 0.6%
ICON PLC (a)	3,103	715,893
Pharmaceuticals - 4.0%
Eli Lilly & Co.	1,651	568,192
GSK PLC	43,185	758,546
Merck KGaA	6,755	1,409,960
UCB SA	12,111	992,489
Zoetis, Inc. Class A	8,934	1,478,488
		5,207,675
TOTAL HEALTH CARE		15,055,881
INDUSTRIALS - 13.1%
Air Freight & Logistics - 1.2%
United Parcel Service, Inc. Class B	8,271	1,532,037
Airlines - 0.2%
JetBlue Airways Corp. (a)	39,221	313,768
Commercial Services & Supplies - 0.4%
Stericycle, Inc. (a)	3,071	165,251
Tomra Systems ASA	22,120	388,124
		553,375
Electrical Equipment - 4.1%
AMETEK, Inc.	17,930	2,598,416
nVent Electric PLC	42,890	1,704,878
Regal Rexnord Corp.	5,212	725,510
Sunrun, Inc. (a)	15,194	399,298
		5,428,102
Machinery - 4.1%
Deere & Co.	3,284	1,388,607
Federal Signal Corp.	51,938	2,765,699
Otis Worldwide Corp.	14,234	1,170,462
		5,324,768
Professional Services - 3.1%
Leidos Holdings, Inc.	13,492	1,333,549
Manpower, Inc.	9,404	819,653
Planet Labs PBC Class A (a)	76,205	377,215
Science Applications International Corp.	14,432	1,497,753
		4,028,170
TOTAL INDUSTRIALS		17,180,220
INFORMATION TECHNOLOGY - 25.3%
Communications Equipment - 0.7%
Arista Networks, Inc. (a)	7,678	967,582
Electronic Equipment & Components - 3.6%
CDW Corp.	14,926	2,925,944
Flex Ltd. (a)	28,700	670,145
Insight Enterprises, Inc. (a)	10,520	1,185,814
		4,781,903
IT Services - 6.4%
Accenture PLC Class A	7,569	2,112,129
Cloudflare, Inc. (a)	6,216	328,889
Genpact Ltd.	19,988	945,033
MasterCard, Inc. Class A	5,566	2,062,760
PayPal Holdings, Inc. (a)	10,095	822,642
WEX, Inc. (a)	11,435	2,115,132
		8,386,585
Semiconductors & Semiconductor Equipment - 4.7%
Advanced Micro Devices, Inc. (a)	13,539	1,017,456
Axcelis Technologies, Inc. (a)	7,429	816,819
Marvell Technology, Inc.	20,921	902,741
NVIDIA Corp.	10,029	1,959,366
NXP Semiconductors NV	8,118	1,496,229
		6,192,611
Software - 7.8%
Adobe, Inc. (a)	4,325	1,601,721
HubSpot, Inc. (a)	2,171	753,359
Intuit, Inc.	3,879	1,639,537
Microsoft Corp.	14,928	3,699,298
Pagerduty, Inc. (a)	21,889	652,073
Salesforce.com, Inc. (a)	10,882	1,827,850
		10,173,838
Technology Hardware, Storage & Peripherals - 2.1%
Apple, Inc.	19,223	2,773,687
TOTAL INFORMATION TECHNOLOGY		33,276,206
MATERIALS - 4.7%
Chemicals - 2.3%
Cabot Corp.	10,509	791,643
Celanese Corp. Class A	6,175	760,760
Eastman Chemical Co.	8,300	731,811
Valvoline, Inc.	21,563	790,500
		3,074,714
Construction Materials - 0.6%
Summit Materials, Inc.	22,162	728,243
Metals & Mining - 1.8%
Commercial Metals Co.	31,806	1,726,112
Schnitzer Steel Industries, Inc. Class A	19,938	674,702
		2,400,814
TOTAL MATERIALS		6,203,771
REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.9%
Equity Lifestyle Properties, Inc.	21,127	1,516,496
Ventas, Inc.	19,289	999,363
		2,515,859
UTILITIES - 3.3%
Electric Utilities - 2.3%
NextEra Energy, Inc.	13,170	982,877
ORSTED A/S (d)	12,831	1,142,627
SSE PLC	38,998	832,400
		2,957,904
Water Utilities - 1.0%
American Water Works Co., Inc.	8,771	1,372,574
TOTAL UTILITIES		4,330,478
TOTAL COMMON STOCKS (Cost $116,643,385)		128,730,442

Convertible Preferred Stocks - 0.3%
	Shares	Value ($)
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
Somatus, Inc. Series E (b)(c) (Cost $350,799)	402	345,286

Money Market Funds - 1.6%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (e) (Cost $2,078,136)	2,077,721	2,078,136

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $119,072,320)	131,153,864
NET OTHER ASSETS (LIABILITIES) - 0.2%	321,409
NET ASSETS - 100.0%	131,475,273

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $489,882 or 0.4% of net assets.

(c)	Level 3 security
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,142,627 or 0.9% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Somatus, Inc. Series E	1/31/22	350,799

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	68,001

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	1,590,708	18,865,302	18,377,874	37,245	-	-	2,078,136	0.0%
Fidelity Securities Lending Cash Central Fund 4.38%	1,804,725	10,087,815	11,892,540	2,368	-	-	-	0.0%
Total	3,395,433	28,953,117	30,270,414	39,613	-	-	2,078,136

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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